Financial results	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial results

6. Financial results

		Year ended December 31,
	Notes	2023	2022	2021
Financial income
Short-term investments		309	440	226
Other		123	80	111
		432	520	337
Financial expenses
Loans and borrowings gross interest	10(c)	(744)	(612)	(671)
Capitalized loans and borrowing costs	10(d)	19	47	59
Interest on REFIS		(148)	(152)	(54)
Interest on lease liabilities	24	(62)	(64)	(63)
Bond premium repurchase	10(c)	(22)	(113)	(63)
Interest on accounts payable		(203)	(51)	(45)
Other		(299)	(234)	(412)
		(1,459)	(1,179)	(1,249)
Other financial items, net
Foreign exchange and indexation gains (losses), net		(1,643)	(975)	132
Participative shareholders' debentures (i)	22	(179)	659	(716)
Financial guarantees (i)	32(b)	-	481	312
Derivative financial instruments, net	20	903	1,154	(23)
Reclassification of cumulative translation adjustments to the income statement	15(a) and 16	-	1,608	4,326
		(919)	2,927	4,031
Total		(1,946)	2,268	3,119
(i)	Items reclassified in comparative to maintain consistency of disclosure.

Accounting policy

Transactions in foreign currencies are translated into the functional currency using the exchange rate effective on the date of the transaction. The foreign exchange gains and losses resulting from the translation at the exchange rates prevailing at the end of the year are recognized in the income statement as “financial income or expense”. The exceptions are transactions related to qualifying net investment hedges, cash flow hedge or items that are attributable to the net investment in a foreign operation, for which gains, and losses are recognized as a component of other comprehensive income.

The accounting policies related to the other items of the financial result are shown in the notes, “15. Investments in associates and joint ventures”, “22. Participative shareholders’ debentures”, “23. Loans, borrowing, cash and cash equivalents and short-term investments” and “24. Leases”.